Losses per share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income / (loss) for the year	$ 27,905	$ 24,490	$ (68,521)
Accretion of redeemable non-controlling interest	0	0	(473)
Accretion of Series A non-convertible preferred shares	(14,982)	(13,324)	(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,229)	(15,750)	(15,375)
Accrual of dividends of Series B convertible preferred shares	(499)	(2,000)	(2,000)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$ (2,805)	$ (6,584)	$ (98,253)
Weighted Average Number of Shares Outstanding
Basic (in shares)	81,748	77,170	76,823
Diluted (in shares)	81,748	77,170	76,823
Basic and diluted losses per share
Basic (in USD per share)	$ (0.03)	$ (0.09)	$ (1.28)
Diluted (in USD per share)	$ (0.03)	$ (0.09)	$ (1.28)